S000003464 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.01%	3.18%	9.57%
Sit Small Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.43%	4.66%	8.96%
Sit Small Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.09%	3.22%	7.65%
Sit Small Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	3.50%	7.07%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.